other income	6 Months Ended
Jun. 30, 2025
other income
other income

7other income

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Government assistance	$2	$4	$2	$4
Lease and other sublease revenue	45	2	49	3
Gain on contributions of real estate to joint ventures (Note 21(a))	—	19	8	53
Investment income (loss), gain (loss) on disposal of assets and other	3	4	20	(6)
Interest income	1	1	1	3
Changes in provisions related to business combinations (Note 25)	—	44	10	83
	$51	$74	$90	$140